Restricted Stock Units Activity (Detail) (Restricted Stock Units (RSUs), USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 29, 2013	Dec. 31, 2012
Restricted Stock Units (RSUs)
Number of RSUs Outstanding
RSUs granted	540,598	149,841
Ending balance	677,440 [1]	149,841
RSUs cancelled	(12,999)
Vested and expected to vest	622,810
Weighted-Average Grant Date Fair Value
RSUs granted	$ 17.11	$ 11.12
Ending balance	$ 15.85	$ 11.12
RSUs cancelled	$ 13.87
Vested and expected to vest	$ 15.85
Weighted-Average Remaining Contractual Life (Years)
Balance	1 year 8 months 1 day	1 year 11 months 23 days
Vested and expected to vest	1 year 7 months 10 days
Aggregate Intrinsic Value
Balance	$ 18,670	$ 1,965
Vested and expected to vest	$ 17,165

[1]	Inclusive of 8,666 RSUs with performance-based vesting criteria.